Acquisition of Subsidiaries - Schedule of Allocation of Consideration (Details) (Parentheticals)	Jun. 30, 2026
Perth Hotel Group [Member]
Schedule of Allocation of Consideration [Line Items]
Percentage of equity interests acquired	50.00%
Kuala Lumpur Hotel Group [Member]
Schedule of Allocation of Consideration [Line Items]
Percentage of equity interests acquired	100.00%
Hornsey Hotel Group [Member]
Schedule of Allocation of Consideration [Line Items]
Percentage of equity interests acquired	100.00%